Federal Home Loan Bank Advances and Other Borrowings (FY)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Federal Home Loan Bank Advances and Other Borrowings
Note 9.     Federal Home Loan Bank Advances and Other Borrowings

Line of Credit:

On August 28, 2015, the Company entered into a loan agreement (the “Loan Agreement”) with CapStar Bank (the “Lender”) providing for a revolving line of credit of up to $8,000,000. The line of credit was paid in full in March 2016 after which the line matured on February 28, 2017.

On October 31, 2017, the Company entered into a loan agreement (the “Loan Agreement No. 2”) with CapStar Bank (the “Lender”) providing for a revolving line of credit of up to $15,000,000. The Company may borrow and reborrow under the revolving line of credit until the line of credit termination date of January 15, 2019, after which no advances under the revolving line of credit may be reborrowed. The term loan commencement date would begin on January 16, 2019. Line of Credit borrowings and the term loan will accrue interest at the Lender’s prime rate minus .25%, subject to a 3.50% floor.

Beginning 90 days after the effective date of the revolving line of credit, the Company is required to pay quarterly payments of interest. In addition, commencing on January 15, 2019, the Company must pay quarterly principal amortization payments of $262,500 for each fiscal quarter in 2019, $287,500 for each fiscal quarter in 2020, $312,500 for each fiscal quarter in 2021 and $337,500 for each fiscal quarter in 2022 until and including the maturity date. The scheduled principal amortization payments are based upon the assumption that the revolving line of credit is fully drawn, and the required payments will be reduced on a pro-rata basis relative to the amount borrowed if the revolving line of credit is not fully drawn. The loan will mature on October 15, 2022, at which time all outstanding amounts under the loan agreement no. 2 will become due and payable. In connection with entering into the Loan Agreement No. 2, the Company issued to the Lender a line of credit note dated as of October 31, 2017.

The Loan Agreement No. 2 contains typical representations, warranties and covenants for a revolving line of credit, and the loan agreement has certain financial covenants and capital ratio requirements. Pursuant to the Loan Agreement No. 2, the Bank may not permit non-performing assets to be greater than 3.25% of total assets. The Bank must not permit its Texas ratio (nonperforming assets divided by the sum of tangible equity plus the allowance for loan and lease losses) to be greater than 35.00%, and must not permit its liquidity ratio to be less than 9.00% (or less than 10.00% for two consecutive quarters). The Bank will not permit, at the end of each quarter, its returns on average assets to be less than .45% from December 31, 2017 through and including September 30, 2018 and .50% at December 31, 2018 and thereafter. The Bank will not permit the debt service coverage ratio, as of June 30 and December 31 of each fiscal year, commencing on December 31, 2017, to be less than 1.25:1.00.

The regulatory covenant states the Company will be "well capitalized," or such other successor term with a similar meaning, for all applicable state and federal regulatory purposes at all times, and will not be subject to any written agreement, order, capital directive or prompt corrective action directive by any Governmental Authority having regulatory authority over the Company, except where such order, capital directive or prompt corrective action directive does not result in, nor could reasonably be expected to result in, a Material Adverse Effect, or if required by any Governmental Authority having regulatory authority over the Borrower in order to remain "well capitalized" and in compliance with all applicable regulatory requirements, will have such higher amounts of Total Risk-based Capital and Tier 1 Risk-based Capital and/or such greater Tier 1 Leverage Ratio as specified by such Governmental Authority. Each Financial Institution Subsidiary of the Company will be "well capitalized," or such other successor term with a similar meaning, for all applicable state and federal regulatory purposes at all times, and such Financial Institution Subsidiary (i) will have a Total Risk-based Capital Ratio of 10.50% or greater, a Tier 1 Risk based Capital Ratio of 9.50% or greater, and a Tier 1 Leverage Ratio of 8.00% or greater (each as defined by applicable federal and state regulations or orders) and not be subject to any written agreement, order, capital directive or prompt corrective action directive by any Governmental Authority having regulatory authority over such Financial Institution Subsidiary, except where such order, capital directive or prompt corrective action directive does not result in, nor could reasonably be expected to result in, a Material Adverse Effect, or (ii) if required by any Governmental Authority having regulatory authority over such Financial Institution Subsidiary in order to remain "well capitalized" and in compliance with all applicable regulatory requirements, will have such higher amounts of Total Risk-based Capital and Tier 1 Risk-based Capital and/or such greater Tier 1 Leverage Ratio as specified by such Governmental Authority. Notwithstanding the foregoing, if at any time any such Governmental Authority changes the definition of "well capitalized" either by amending such ratios or otherwise, such amended definition, and any such amended or new ratios, shall automatically, and in lieu of the existing definitions and ratios set forth in this Section, be incorporated by reference into this Agreement as the minimum standard for the Company or any Financial Institution Subsidiary, as the case may be, on and as of the date that any such amendment becomes effective by applicable statute, regulation, order or otherwise.

The interest coverage ratio covenant states the Company will not permit, as of June 30 and December 31 of each fiscal year, commencing December 31, 2017, its interest coverage ratio to be less than 2.50:1.00.

As of December 31, 2017, the Company and the Bank were in compliance with all of the loan covenants except for the return on assets. The return on assets covenant was not met due to the tax law enacted in December 2017 which caused the Company to write down the deferred tax asset to the new tax rate. Capstar has waived the covenant for December 2017 since the non-compliance was due to the tax law change and not caused by operations of the Company or Bank.

The Loan Agreement No. 2 has standard and commercially reasonable events of default, such as non-payment, failure to perform any covenant or agreement, breach of any representation or warranty, failure to pay other material indebtedness, bankruptcy, insolvency, any ERISA event, any material judgment, any material adverse effect, any change in control, any failure to be insured by the FDIC or any action by a governmental or regulatory authority, etc. The Lender has the right to accelerate the indebtedness upon an event of default.

The obligations of the Company under the Loan Agreement No. 2 are secured by a pledge of all of the capital stock of the Bank pursuant to stock pledge and security agreements. In the event of a default by the Company under the loan Agreement, the lender may terminate the commitments made under the loan agreement, declare all amounts outstanding to be payable immediately, and exercise or pursue any other remedy permitted under the loan agreement or the pledge agreements, or conferred to the lender by operation of law. As of December 31, 2017, the outstanding borrowings under the line of credit were $10,000,000 and the rate was 4.25%.

The primary source of liquidity for the Company is the payment of dividends from the Bank. As of December 31, 2016 and 2017, the Bank was under no dividend restrictions that requires regulatory approval prior to the payment of a dividend from the Bank to the Company.

FHLB borrowings:

The Bank has agreements with the Federal Home Loan Bank of Cincinnati (FHLB) that can provide advances to the Bank in an amount up to $36,224,294. All of the loans are secured by first mortgages on 1-4 family residential, multi-family properties and commercial properties and are pledged as collateral for these advances. Additionally, the Bank pledged securities to FHLB with a carrying amount of $16,252,434 at December 31, 2017 and $14,844,441 at December 31, 2016.

At December 31, 2017, there were no advances from the FHLB. At December 31, 2016, FHLB advances consisted of the following (amounts in thousands):

Long-term advance dated January 10, 2007, requiring monthly interest payments, fixed at 4.25%, with a put option exercisable in January 2008 and then quarterly thereafter, principal due in January 2017	$5,000

As of December 31, 2017 and December 31, 2016, there was a fair value adjustment of $0 and $5,765 , respectively, to FHLB borrowings as a result of a business combination.

During the fixed rate term, the advances may be prepaid subject to a prepayment penalty as defined in the agreements. On agreements with put options, the FHLB has the right, at its discretion, to terminate the entire advance prior to the stated maturity date. The termination option may only be exercised on the expiration date of the predetermined lockout period and on a quarterly basis thereafter.

At December 31, 2017, scheduled maturities of the Federal Home Loan Bank advances, federal funds purchased of $33,600,000, and other borrowings are as follows (amounts in thousands):

2018	$33,600
2022	$10,000